UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities Limited
Address: Esemplia Emerging Markets
         9th Floor, 10 Exchange Square Primrose St
         London, England  EC2A 2EN

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paula Marsh
Title:     Head of Compliance, Europe
Phone:     44-20-7070-7429

Signature, Place, and Date of Signing:

     Paula Marsh     London, England     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $407,268 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    92014  3397832 SH       DEFINED 1             3397832        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107      141    16796 SH       DEFINED 1               16796        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889    47575  7612000 SH       DEFINED 1             7612000        0        0
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483104     2480   180100 SH       DEFINED 1              180100        0        0
CHUNGHWA TELECOM CO LTD        SPONS ADR NEW 09 17133Q403     1041    57100 SH       DEFINED 1               57100        0        0
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100    63046  5589173 SH       DEFINED 1             5589173        0        0
GAMMON GOLD INC                COM              36467T106    23798  3678204 SH       DEFINED 1             3678204        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106      582    51300 SH       DEFINED 1               51300        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108     8013   300900 SH       DEFINED 1              300900        0        0
ISHARES INC                    MSCI TAIWAN      464286731     8958  1110037 SH       DEFINED 1             1110037        0        0
MECHEL OAO                     SPONSORED ADR    583840103     2502   600000 SH       DEFINED 1              600000        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    36064  1205330 SH       DEFINED 1             1205330        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    28990  1183264 SH       DEFINED 1             1183264        0        0
SHINHAN FINANCIAL GROUP CO L   SPN ADR RESTRD   824596100      558    15484 SH       DEFINED 1               15484        0        0
SK TELECOM LTD                 SPONSORED ADR    78440P108    37966  2457300 SH       DEFINED 1             2457300        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     8606   961503 SH       DEFINED 1              961503        0        0
TAM SA                         SP ADR REP PFD   87484D103    23002  4182125 SH       DEFINED 1             4182125        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    21079   467900 SH       DEFINED 1              467900        0        0
WSP HOLDINGS LIMITED           ADR              92934F104      853   232918 SH       DEFINED 1              232918        0        0
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